Cover	Feb. 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity File Number	001-40119
Entity Registrant Name	Ibere Pharmaceuticals
Entity Central Index Key	0001835205
Entity Tax Identification Number	98-1564986
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2005 Market Street
Entity Address, Address Line Two	Suite 2030
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	765-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	IBERU
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, $0.0001 par value
Trading Symbol	IBER
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	IBERW
Security Exchange Name	NYSE